UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01735

FPA New Income, Inc.
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

J. RICHARD ATWOOD, PRESIDENT FPA New Income, Inc. 11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA 90025		Copy to: MARK D. PERLOW, ESQ. DECHERT LLP ONE BUSH STREET STE. 1600 SAN FRANCISCO, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2016

ITEM 1. Schedule of Investments.

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS

June 30, 2016

(Unaudited)

	Principal Amount	Fair Value

BONDS & DEBENTURES
Commercial Mortgage-Backed Securities — 17.6%
Agency — 0.2%
Government National Mortgage Association
2013-55 A — 1.317% 5/16/2034	$747,403	$744,539
2012-2 A — 1.862% 6/16/2031	3,579,754	3,594,914
2011-49 A — 2.45% 7/16/2038	1,797,453	1,813,053
2010-155 B — 2.525% 6/16/2039	2,825,000	2,857,726
2011-143 AB — 3.87% 3/16/2033@	4,702,582	4,712,834
2010-148 AC — 7.00% 12/16/2050@	138,596	149,980
		$13,873,046

Agency Stripped — 11.9%
Government National Mortgage Association
2004-10 IO — 0.00% 1/16/2044@	$12,630,898	$126
2010-49 IO — 0.00% 2/16/2050@	20,549,744	293,039
2002-56 IO — 0.043% 6/16/2042@	50,185	72
2009-119 IO — 0.077% 12/16/2049@	29,329,425	542,008
2011-10 IO — 0.082% 12/16/2045@	48,380,970	769,741
2009-105 IO — 0.165% 11/16/2049@	10,963,791	195,813
2009-86 IO — 0.211% 10/16/2049@	36,067,289	552,911
2008-8 IO — 0.232% 11/16/2047@	17,583,046	209,590
2009-71 IO — 0.259% 7/16/2049@	3,441,115	61,527
2009-60 IO — 0.261% 6/16/2049@	15,118,140	366,464
2010-28 IO — 0.328% 3/16/2050@	27,140,401	583,247
2011-164 IO — 0.377% 4/16/2046@	84,035,855	3,125,293
2012-35 IO — 0.425% 11/16/2052@	88,375,298	2,787,251
2013-7 IO — 0.448% 5/16/2053@	291,034,134	12,074,861
2009-49 IO — 0.452% 6/16/2049@	16,670,210	382,415
2007-77 IO — 0.453% 11/16/2047@	29,120,286	577,746
2008-24 IO — 0.498% 11/16/2047@	2,957,879	62,914
2011-78 IX IO — 0.50% 8/16/2046@	72,482,958	2,549,226
2012-125 IO — 0.502% 2/16/2053@	91,441,720	3,653,490
2013-72 IO — 0.513% 11/16/2047@	459,293,068	20,066,055
2013-35 IO — 0.566% 1/16/2053@	318,486,751	13,715,759
2013-29 IO — 0.571% 5/16/2053@	104,005,135	4,727,023
2005-9 IO — 0.586% 1/16/2045@	3,254,704	23,173
2012-45 IO — 0.598% 4/16/2053@	25,392,483	1,092,306
2010-123 IO — 0.615% 9/16/2050@	30,292,547	920,590
2009-30 IO — 0.629% 3/16/2049@	8,035,788	266,145
2015-104 IO — 0.653% 5/16/2055@	174,951,491	9,680,941
2008-45 IO — 0.669% 2/16/2048@	6,425,922	128,904
2012-44 IO — 0.687% 3/16/2049@	104,512,548	3,605,004
2014-120 IO — 0.76% 4/16/2056@	67,554,689	3,803,971
2004-43 IO — 0.764% 6/16/2044@	17,882,400	506,966
2013-63 IO — 0.772% 9/16/2051@	24,777,804	1,450,267
2012-4 IO — 0.778% 5/16/2052@	173,962,186	5,668,001
2012-95 IO — 0.784% 2/16/2053@	123,369,715	6,660,139
2014-157 IO — 0.784% 5/16/2055@	198,057,650	12,315,027
2012-131 IO — 0.786% 2/16/2053@	97,001,448	4,935,172
2008-48 IO — 0.799% 4/16/2048@	11,541,405	312,541

See notes to financial statements.

	Principal Amount	Fair Value
2012-150 IO — 0.817% 11/16/2052@	$85,491,451	$5,113,774
2011-165 IO — 0.836% 10/16/2051@	189,977,531	6,588,421
2008-92 IO — 0.839% 10/16/2048@	23,360,461	775,334
2012-25 IO — 0.847% 8/16/2052@	125,910,845	5,434,022
2012-58 IO — 0.847% 2/16/2053@	253,836,426	13,473,637
2014-138 IO — 0.851% 4/16/2056@	32,063,041	2,037,818
2013-125 IO — 0.863% 10/16/2054@	24,914,938	1,246,539
2006-55 IO — 0.868% 8/16/2046@	15,471,692	278,645
2014-164 IO — 0.868% 1/16/2056@	336,737,647	21,291,652
2013-80 IO — 0.877% 3/16/2052@	60,319,597	4,040,858
2012-79 IO — 0.879% 3/16/2053@	163,998,611	8,969,084
2014-135 IO — 0.893% 1/16/2056@	359,065,869	23,706,103
2012-85 IO — 0.894% 9/16/2052@	171,694,708	9,895,144
2014-77 IO — 0.896% 12/16/2047@	88,445,452	5,512,646
2009-4 IO — 0.897% 1/16/2049@	13,514,811	416,662
2012-114 IO — 0.901% 1/16/2053@	56,257,386	3,772,046
2013-13 IO — 0.91% 7/16/2047@	93,113,670	5,519,741
2013-1 IO — 0.917% 2/16/2054@	133,223,327	8,823,554
2013-45 IO — 0.938% 12/16/2053@	102,270,978	5,113,815
2011-147 IO — 0.94% 10/16/2044@	69,547,082	2,694,873
2015-7 IO — 0.958% 1/16/2057@	22,422,518	1,674,987
2011-143 IO — 0.959% 4/16/2053@	66,127,700	5,556,711
2015-47 IO — 0.961% 10/16/2056@	230,573,028	18,205,424
2013-30 IO — 0.962% 9/16/2053@	215,852,792	13,156,832
2013-61 IO — 0.964% 5/16/2053@	142,822,659	8,598,795
2014-110 IO — 0.974% 1/16/2057@	115,751,038	9,434,890
2015-128 IO — 0.978% 12/16/2056@	222,344,572	16,842,690
2015-160 IO — 0.981% 1/16/2056@	279,608,554	21,333,881
2012-53 — 0.984% 3/16/2047@	99,915,439	5,261,547
2015-130 IO — 0.988% 7/16/2057@	85,766,870	5,839,695
2015-19 IO — 0.991% 1/16/2057@	170,819,114	13,854,472
2014-175 IO — 1.005% 4/16/2056@	288,360,998	21,551,409
2015-150 IO — 1.005% 9/16/2057@	276,842,495	24,172,281
2015-101 IO — 1.01% 3/16/2052@	225,513,731	16,810,628
2015-169 IO — 1.012% 7/16/2057@	257,057,895	22,133,430
2014-153 IO — 1.015% 4/16/2056@	298,263,219	23,110,001
2016-34 — 1.016% 1/16/2058@	230,722,055	19,480,786
2016-65 — 1.016% 1/16/2058@	253,550,362	21,621,761
2014-187 IO — 1.017% 5/16/2056@	256,431,440	19,925,697
2016-45 — 1.017% 2/16/2058@	136,263,228	11,259,594
2014-28 IO — 1.034% 10/16/2054@	90,159,901	6,329,685
2015-114 IO — 1.045% 3/15/2057@	193,931,919	14,128,367
2015-41 IO — 1.052% 9/16/2056@	99,055,252	7,586,345
2016-85 — 1.122% 3/16/2057@	167,012,000	14,874,506
2015-108 IO — 1.143% 10/16/2056@	67,599,018	5,818,356
2016-67 — 1.168% 7/16/2057@	124,539,965	10,948,371
2008-78 IO — 1.24% 7/16/2048@	1,408,194	42,922
2014-49 IO — 1.295% 8/16/2054@	141,306,653	11,223,267
2004-108 IO — 1.363% 12/16/2044@	4,811,743	254,926
2006-30 IO — 2.156% 5/16/2046@	1,710,256	46,279
		$624,448,621

See notes to financial statements.

	Principal Amount	Fair Value
Non-Agency — 5.5%
A10 Securitization LLC 2016-1 A1 — 2.42% 3/15/2035**	$10,128,000	$10,123,969
A10 Term Asset Financing LLC 2013-2 A — 2.62% 11/15/2027**	4,084,175	4,084,931
Banc of America Large Loan Trust 2009-FDG C — 7.524% 1/25/2042**,@	22,008,000	22,414,539
Bear Stearns Commercial Mortgage Securities Trust
2005-PWR7 B — 5.214% 2/11/2041	6,596,994	6,595,674
2007-PW17 A1A — 5.65% 6/11/2050@	15,919,282	16,506,436
Citigroup Commercial Mortgage Trust 2006-C4 B — 6.157% 3/15/2049@	11,667,628	11,679,507
COMM Mortgage Trust 2012-9W57 A — 2.365% 2/10/2029**	53,551,000	53,822,402
Credit Suisse Commercial Mortgage Trust Series 2006-C5 A3 — 5.311% 12/15/2039	23,161,085	23,219,705
JP Morgan Chase Commercial Mortgage Securities Trust 2013-WT A — 2.804% 2/16/2025**	17,642,554	17,765,448
Ores NPL LLC 2014-LV3 B — 6.00% 3/27/2024**	49,969,000	49,959,006
Rialto Capital Management LLC 2014-LT5 B — 5.00% 5/15/2024**,††	7,412,000	7,263,760
Rialto Real Estate Fund LP
2015-LT7 B — 5.071% 12/25/2032**,††	17,716,000	17,361,680
2014-LT6 B — 5.486% 9/15/2024**	10,040,000	10,038,531
VFC LLC 2014-2 B — 5.50% 7/20/2030**	5,605,695	5,608,390
Wachovia Bank Commercial Mortgage Trust Series 2007-C34 A3 — 5.678% 5/15/2046	29,489,291	30,336,245
		$286,780,223

TOTAL COMMERICAL MORTGAGE-BACKED SECURITIES (Cost $1,011,617,475)		$925,101,890

Residential Mortgage-Backed Securities — 19.7%
Agency Collateralized Mortgage Obligation — 3.8%
Federal Home Loan Mortgage Corporation
3782 PA — 2.75% 11/15/2028	$5,041,483	$5,119,224
3829 CD — 3.00% 8/15/2024	28,612	28,605
2809 UC — 4.00% 6/15/2019	252,388	258,869
3957 BV — 4.00% 10/15/2029	2,426,926	2,459,272
2990 TD — 4.00% 5/15/2035	32,916	33,904
3992 H — 4.00% 6/15/2036	51,498	51,817
3796 KN — 4.00% 6/15/2037	18,912,191	19,575,687
3986 P — 4.00% 3/15/2039	140,602	142,146
2614 BY — 4.50% 5/15/2018	529,680	543,602
2645 BY — 4.50% 7/15/2018	119,201	122,050
2649 AN — 4.50% 7/15/2018	1,121,281	1,149,656
2656 PE — 4.50% 7/15/2018	227,719	233,924
2930 KT — 4.50% 2/15/2020	691,732	714,238
2995 JK — 4.50% 6/15/2020	800,032	822,209
3271 TB — 4.50% 2/15/2022	2,458,191	2,536,835
3969 MP — 4.50% 4/15/2039	45,610	46,395
2509 CB — 5.00% 10/15/2017	523,917	533,788
2568 XD — 5.00% 2/15/2018	160,392	164,226
3852 HA — 5.00% 12/15/2021	3,657,558	3,834,109
2494 CF — 5.50% 9/15/2017	468,809	478,607
2503 B — 5.50% 9/15/2017	434,854	443,355
3808 BQ — 5.50% 8/15/2025	3,662,003	3,798,449
3806 JB — 5.50% 2/15/2026	2,549,862	2,786,566
3855 HQ — 5.50% 2/15/2026	2,195,780	2,308,182
2453 BD — 6.00% 5/15/2017	116,027	117,813

See notes to financial statements.

	Principal Amount	Fair Value

Federal National Mortgage Association
2012-117 DA — 1.50% 12/25/2039	$5,629,126	$5,583,199
2013-30 CA — 1.50% 4/25/2043	18,789,332	17,958,069
2014-80 GD — 2.00% 2/25/2042	37,350,345	37,643,934
2013-66 JA — 2.25% 7/25/2043	55,262,519	55,790,867
2010-83 AH — 2.50% 11/25/2018	669,220	676,302
2010-32 CL — 3.75% 8/25/2018	288,379	294,275
2003-128 NG — 4.00% 1/25/2019	149,345	153,154
2004-7 JK — 4.00% 2/25/2019	1,266,108	1,296,594
2008-18 MD — 4.00% 3/25/2019	327,830	335,620
2004-76 CL — 4.00% 10/25/2019	334,137	342,432
2009-31 A — 4.00% 2/25/2024	141,878	144,204
2009-76 MA — 4.00% 9/25/2024	310,058	315,288
2011-113 NE — 4.00% 3/25/2040	3,284,453	3,372,693
2012-95 AB — 4.00% 11/25/2040	2,650,410	2,673,808
2009-70 NU — 4.25% 8/25/2019	1,862,420	1,907,490
2003-30 HW — 4.50% 4/25/2018	223,281	228,109
2008-40 KA — 4.50% 10/25/2018	225,469	227,233
2008-18 NB — 4.50% 5/25/2020	701,026	717,257
2008-55 JL — 4.50% 7/25/2023	3,169,906	3,315,682
2008-59 KB — 4.50% 7/25/2023	1,667,530	1,714,902
2008-40 KA — 4.50% 8/25/2023	471,169	489,913
2011-7 PA — 4.50% 10/25/2039	160,260	162,457
2012-40 GC — 4.50% 12/25/2040	3,445,972	3,503,357
2012-67 PB — 4.50% 12/25/2040	3,830,348	3,904,963
2002-74 PE — 5.00% 11/25/2017	176,298	179,662
2003-24 PD — 5.00% 4/25/2018	780,002	800,095
2003-46 BG — 5.00% 6/25/2018	740,892	760,839
2004-60 LB — 5.00% 4/25/2034	4,482,635	4,808,612
2011-19 WB — 5.50% 10/25/2018	2,210,322	2,288,303
2009-116 A — 5.50% 4/25/2024	461,875	463,999
2002-9 PC — 6.00% 3/25/2017	208,435	210,805
		$200,567,645
Agency Pool Adjustable Rate — 0.0%
Federal National Mortgage Association 865963 — 2.771% 3/1/2036@	$1,841,740	$1,940,845

Agency Pool Fixed Rate — 4.0%
Federal Home Loan Mortgage Corporation
G15139 — 4.50% 6/1/2019	$404,474	$420,429
P60959 — 4.50% 9/1/2020	952,337	979,821
G14030 — 4.50% 12/1/2020	391,710	411,753
G15169 — 4.50% 9/1/2026	7,959,620	8,382,380
G15272 — 4.50% 9/1/2026	8,970,401	9,395,593
G18056 — 5.00% 6/1/2020	592,801	626,653
G13812 — 5.00% 12/1/2020	2,525,879	2,592,057
G15036 — 5.00% 6/1/2024	9,290,879	9,734,456
G13667 — 5.00% 8/1/2024	309,726	331,578
G15435 — 5.00% 11/1/2024	15,401,806	16,215,855
G15173 — 5.00% 6/1/2026	6,849,149	7,208,988
G15407 — 5.00% 6/1/2026	7,735,975	8,327,523
G12400 — 5.50% 11/1/2016	10,132	10,170
G12730 — 5.50% 7/1/2017	4,787	4,875
G12829 — 5.50% 10/1/2017	5,649	5,782

See notes to financial statements.

	Principal Amount	Fair Value
G14187 — 5.50% 12/1/2020	$5,072,859	$5,279,679
J01270 — 5.50% 2/1/2021	108,167	116,371
G14035 — 5.50% 12/1/2021	413,500	441,369
G15230 — 5.50% 12/1/2024	11,197,055	11,818,035
G15458 — 5.50% 12/1/2024	1,534,019	1,654,221
G14460 — 6.00% 1/1/2024	640,497	696,308
G12139 — 6.50% 9/1/2019	115,809	117,903
P50543 — 6.50% 4/1/2037	72,670	80,639
Federal National Mortgage Association
254906 — 4.50% 10/1/2018	286,178	295,406
255547 — 4.50% 1/1/2020	98,542	103,012
MA0323 — 4.50% 2/1/2020	361,470	376,780
MA0358 — 4.50% 3/1/2020	205,385	214,252
MA0419 — 4.50% 5/1/2020	358,796	374,571
AL6725 — 4.50% 9/1/2020	4,449,056	4,618,138
735920 — 4.50% 10/1/2020	89,242	93,607
995158 — 4.50% 12/1/2020	154,034	161,852
889531 — 4.50% 5/1/2022	54,167	56,867
AL6212 — 4.50% 1/1/2027	10,469,896	10,890,441
AE0126 — 5.00% 6/1/2020	8,990,545	9,312,946
310097 — 5.00% 10/1/2020	740,257	759,517
AE0792 — 5.00% 12/1/2020	2,192,688	2,273,489
AE0314 — 5.00% 8/1/2021	15,168,634	15,806,507
AD0285 — 5.00% 9/1/2022	1,028,860	1,092,274
AE0812 — 5.00% 7/1/2025	2,464,915	2,590,601
AL5764 — 5.00% 9/1/2025	8,464,471	8,896,131
AL6798 — 5.00% 9/1/2025	13,123,613	13,679,909
AL4056 — 5.00% 6/1/2026	9,863,312	10,383,460
257100 — 5.50% 1/1/2018	210,601	217,930
745500 — 5.50% 12/1/2018	1,229,780	1,264,750
745119 — 5.50% 12/1/2019	3,095,464	3,258,738
995284 — 5.50% 3/1/2020	1,048,851	1,066,388
745190 — 5.50% 6/1/2020	213,193	219,612
889318 — 5.50% 7/1/2020	2,333,275	2,444,059
745749 — 5.50% 3/1/2021	285,089	303,855
AL5867 — 5.50% 8/1/2023	1,910,483	2,005,936
AE0237 — 5.50% 11/1/2023	1,862,983	1,951,587
AL5812 — 5.50% 5/1/2025	7,507,438	7,893,096
AL0471 — 5.50% 7/1/2025	279,536	303,932
AL4433 — 5.50% 9/1/2025	2,424,358	2,603,029
AL4901 — 5.50% 9/1/2025	3,538,738	3,759,208
735439 — 6.00% 9/1/2019	298,732	309,408
745238 — 6.00% 12/1/2020	898,889	937,203
745832 — 6.00% 4/1/2021	4,792,671	5,024,493
AD0951 — 6.00% 12/1/2021	2,060,934	2,185,909
AL0294 — 6.00% 10/1/2022	149,496	162,639
890225 — 6.00% 5/1/2023	1,453,637	1,564,433
890403 — 6.00% 5/1/2023	1,775,600	1,857,256
725951 — 7.50% 8/1/2017	5,562	5,673
Government National Mortgage Association 782281 — 6.00% 3/15/2023	1,878,091	2,060,528
		$208,231,860

See notes to financial statements.

	Principal Amount	Fair Value
Agency Stripped — 0.8%
Federal Home Loan Mortgage Corporation
217 PO — 0.00% 1/1/2032@@@	$305,158	$287,501
4138 AI — 2.50% 11/15/2022	3,589,797	191,266
3935 LI — 3.00% 10/15/2021	3,432,524	181,750
3948 AI — 3.00% 10/15/2021	4,343,147	229,275
3956 KI — 3.00% 11/15/2021	9,605,314	544,328
3968 AI — 3.00% 12/15/2021	3,612,228	203,017
3992 OI — 3.00% 1/15/2022	2,856,556	163,223
3994 AI — 3.00% 2/15/2022	7,036,569	403,534
3994 EI — 3.00% 2/15/2022	6,605,048	379,805
3998 KI — 3.00% 11/15/2026	13,619,268	1,060,014
4100 EI — 3.00% 8/15/2027	66,138,539	5,826,785
3706 AI — 3.50% 7/15/2020	2,146,778	28,031
3722 AI — 3.50% 9/15/2020	5,366,879	286,957
3735 AI — 3.50% 10/15/2020	2,536,743	134,153
3874 DI — 3.50% 10/15/2020	3,728,106	110,297
3893 DI — 3.50% 10/15/2020	2,636,940	71,403
3753 CI — 3.50% 11/15/2020	1,281,248	68,578
3755 AI — 3.50% 11/15/2020	5,032,029	274,997
3760 KI — 3.50% 11/15/2020	3,786,098	206,785
3784 BI — 3.50% 1/15/2021	3,464,935	192,796
3874 BI — 3.50% 6/15/2021	3,020,088	179,971
3893 BI — 3.50% 7/15/2021	2,595,557	157,739
3909 KI — 3.50% 7/15/2021	2,175,552	134,448
3938 IO — 3.50% 10/15/2021	15,059,622	936,892
3778 GI — 3.50% 6/15/2024	2,580,782	92,900
3854 GI — 3.50% 11/15/2024	1,297,620	22,691
3852 YI — 3.50% 3/15/2025	5,486,857	202,470
3763 NI — 3.50% 5/15/2025	2,735,584	186,109
3904 QI — 3.50% 5/15/2025	2,719,991	127,863
3909 UI — 3.50% 8/15/2025	3,866,040	156,610
3904 NI — 3.50% 8/15/2026	6,906,125	648,914
3930 AI — 3.50% 9/15/2026	9,101,616	911,875
4018 AI — 3.50% 3/15/2027	15,072,306	1,475,427
4479 NI — 4.50% 11/15/2019	2,510,789	94,133
3684 CI — 4.50% 8/15/2024	12,075,329	721,240
3609 LI — 4.50% 12/15/2024	4,219,200	192,251
3917 AI — 4.50% 7/15/2026	22,192,982	2,390,000
3636 IO — 5.00% 11/15/2018	7,247,080	230,898
217 IO — 6.50% 1/1/2032	293,834	65,790
Federal National Mortgage Association
2011-88 BI — 3.00% 11/25/2020	1,588,654	38,525
2011-141 EI — 3.00% 7/25/2021	8,453,459	345,434
2012-8 TI — 3.00% 10/25/2021	4,381,903	238,898
2011-113 GI — 3.00% 11/25/2021	4,211,698	230,629
2011-129 AI — 3.00% 12/25/2021	5,793,358	323,956
2012-8 UI — 3.00% 12/25/2021	14,236,791	793,115
2011-137 AI — 3.00% 1/25/2022	7,970,222	451,544
2011-138 IG — 3.00% 1/25/2022	9,570,177	546,584
2011-145 IO — 3.00% 1/25/2022	11,699,702	657,362
2012-78 AI — 3.00% 2/25/2022	6,511,568	283,521

See notes to financial statements.

	Principal Amount	Fair Value
2012-23 IA — 3.00% 3/25/2022	$5,531,898	$318,295
2012-32 AI — 3.00% 4/25/2022	9,101,391	532,541
2012-53 CI — 3.00% 5/25/2022	14,109,668	841,773
2012-147 AI — 3.00% 10/25/2027	24,651,566	1,998,860
2012-145 DI — 3.00% 1/25/2028	13,807,784	1,215,358
2012-149 CI — 3.00% 1/25/2028	35,613,311	3,050,779
2010-128 LI — 3.50% 11/25/2020	6,179,483	336,382
2011-75 BI — 3.50% 11/25/2020	2,496,170	67,058
2011-78 IA — 3.50% 11/25/2020	6,747,447	181,072
2010-145 BI — 3.50% 12/25/2020	3,168,683	175,299
2011-61 BI — 3.50% 7/25/2021	2,947,616	176,991
2011-66 QI — 3.50% 7/25/2021	4,937,804	304,395
2011-104 CI — 3.50% 10/25/2021	8,568,849	533,293
2011-104 DI — 3.50% 10/25/2021	14,460,306	850,120
2011-110 AI — 3.50% 11/25/2021	6,017,880	365,580
2011-118 IC — 3.50% 11/25/2021	17,000,795	1,070,377
2011-125 DI — 3.50% 12/25/2021	11,541,686	745,631
2011-143 MI — 3.50% 1/25/2022	4,440,324	248,474
2012-2 MI — 3.50% 2/25/2022	6,975,761	457,517
2010-137 BI — 3.50% 2/25/2024	1,860,364	35,840
2010-135 DI — 3.50% 4/25/2024	4,400,546	114,047
2011-75 AI — 3.50% 1/25/2025	9,396,374	307,204
2011-66 BI — 3.50% 3/25/2025	979,289	24,844
2011-80 KI — 3.50% 4/25/2025	4,837,548	193,349
2011-67 CI — 3.50% 8/25/2025	2,717,063	143,993
2011-22 IC — 3.50% 12/25/2025	5,508,853	444,089
2011-101 EI — 3.50% 10/25/2026	13,840,066	1,261,269
2011-69 TI — 4.00% 5/25/2020	2,246,910	73,493
2010-89 LI — 4.00% 8/25/2020	4,497,950	233,664
2010-104 CI — 4.00% 9/25/2020	1,993,439	110,315
2011-67 EI — 4.00% 7/25/2021	4,903,915	248,995
2010-110 IH — 4.50% 10/25/2018	4,365,717	165,299
2009-70 IN — 4.50% 8/25/2019	5,576,955	184,253
2008-15 JI — 4.50% 6/25/2022	19,151	3
2010-114 CI — 5.00% 4/25/2018	4,514,455	141,886
2010-30 IO — 5.00% 8/25/2018	2,083,272	78,556
2010-25 NI — 5.00% 3/25/2025	745,838	38,656
2003-64 XI — 5.00% 7/25/2033	849,820	151,360
		$41,103,194
Non-Agency Collateralized Mortgage Obligation — 11.1%
Bayview Opportunity Master Fund IIa Trust PL 2014-20NP A — 3.721% 8/28/2044**,@@	$94,430	$94,746
BCAP LLC Trust 2010-RR8 2A6 — 2.204% 11/26/2036**,@	7,126,893	7,079,112
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-5 2A3 — 5.00% 8/25/2020	86,679	86,775
Citigroup Mortgage Loan Trust, Inc. 2014-A A — 4.00% 1/25/2035**	16,693,481	17,254,183
Credit Suisse Mortgage Trust Series 2010-9R 1A4 — 3.75% 8/27/2037**	21,378,000	21,510,430
Nationstar HECM Loan Trust
2015-2A A — 2.883% 11/25/2025**,††	4,670,020	4,670,020
2016-1A A — 2.981% 2/25/2026**,††	8,151,322	8,161,918
Nomura Resecuritization Trust 2016-1R 3A1 — 5.00% 9/28/2036**,@	7,420,544	7,801,091
RiverView HECM Trust 2007-1 A — 1.06% 5/25/2047**,@	29,467,655	25,191,898

See notes to financial statements.

	Principal Amount	Fair Value
RMAT LLC 2015-PR1 A1 — 4.826% 6/25/2035**,@@	$27,647,800	$27,087,639
Sequoia Mortgage Trust 2012-1 1A1 — 2.865% 1/25/2042@	3,447,694	3,494,099
Stanwich Mortgage Loan Trust Series
2011-2 A — 0.424% 9/15/2050**,@,††	1,235,919	661,469
2010-3 A — 0.647% 7/31/2038**,@,††	1,159,536	580,116
2011-1 A — 0.668% 8/15/2050**,@,††	1,779,469	938,544
2009-2 A — 0.955% 2/15/2049**,@,††	132,577	59,288
2010-4 A — 1.101% 8/31/2049**,@,††	1,107,377	559,226
2010-2 A — 1.585% 2/28/2057**,@,††	1,731,336	872,940
2010-1 A — 1.675% 9/30/2047**,@,††	294,612	149,015
Sunset Mortgage Loan Co. LLC
2014-NPL1 A — 3.228% 8/16/2044**,@@	8,441,966	8,412,560
2014-NPL2 A — 3.721% 11/16/2044**,@@	18,710,834	18,599,877
2015-NPL1 A — 4.459% 9/18/2045**,@@	25,449,804	25,523,267
Towd Point Mortgage Trust
2015-1 AES — 3.00% 10/25/2053**	35,577,196	36,057,965
2015-2 1A1 — 3.25% 11/25/2060**,@	46,941,543	47,635,105
2015-4 A1 — 3.50% 4/25/2055**,@	29,975,931	30,699,961
2015-2 2A1 — 3.75% 11/25/2057**,@	39,727,153	40,772,482
Truman Capital Mortgage Loan Trust 2014-NPL3 A1 — 3.125% 4/25/2053**,@@	11,785	11,784
VOLT XL LLC 2015-NP14 A1 — 4.375% 11/27/2045**,@@	34,077,802	34,077,751
VOLT XXV LLC 2015-NPL8 A1 — 3.50% 6/26/2045**,@@	31,560,871	31,424,518
VOLT XXVII LLC 2014-NPL7 A1 — 3.375% 8/27/2057**,@@	35,166,748	34,932,766
VOLT XXXI LLC 2015-NPL2 A1 — 3.375% 2/25/2055**,@@	1,928,904	1,911,689
VOLT XXXIII LLC 2015-NPL5 A1 — 3.50% 3/25/2055**,@@	45,866,699	45,486,445
VOLT XXXIV LLC 2015-NPL7 A1 — 3.25% 2/25/2055**,@@	27,865,113	27,650,942
VOLT XXXIX LLC 2015-NP13 A1 — 4.125% 10/25/2045**,@@	427,957	427,957
VOLT XXXV LLC 2015-NPL9 A1 — 3.50% 6/26/2045**,@@	25,158,576	24,967,740
VOLT XXXVI LLC 2015-NP10 A1 — 3.625% 7/25/2045**,@@	20,865,817	20,732,634
VOLT XXXVIII LLC 2015-NP12 A1 — 3.875% 9/25/2045**,@@	24,479,412	24,380,241
		$579,958,193
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $1,010,857,720)		$1,031,801,737

Asset-Backed Securities — 43.2%
Auto — 20.9%
Ally Auto Receivables Trust 2015-1 A3 — 1.39% 9/16/2019	$25,000,000	$25,116,837
AmeriCredit Automobile Receivables Trust
2014-3 A2A — 0.64% 4/9/2018	967,398	967,371
2014-2 A3 — 0.94% 2/8/2019	6,378,406	6,369,003
2013-3 B — 1.58% 9/10/2018	4,743,228	4,749,906
2014-2 B — 1.60% 7/8/2019	1,485,000	1,489,721
2013-4 B — 1.66% 9/10/2018	11,927,000	11,929,966
2014-1 B — 1.68% 7/8/2019	1,468,000	1,469,911
2012-5 C — 1.69% 11/8/2018	8,827,426	8,842,366
2015-2 B — 1.82% 7/8/2020	6,678,000	6,652,545
2014-3 B — 1.92% 11/8/2019	13,383,000	13,461,552
2012-4 C — 1.93% 8/8/2018	2,557,867	2,564,466
2015-3 B — 2.08% 9/8/2020	19,000,000	19,013,931
2015-4 B — 2.11% 1/8/2021	28,000,000	28,173,144
2013-5 C — 2.29% 11/8/2019	2,312,000	2,338,201

See notes to financial statements.

	Principal Amount	Fair Value
2013-3 C — 2.38% 6/10/2019	$986,000	$986,901
2012-3 C — 2.42% 5/8/2018	363,627	363,959
2015-1 C — 2.51% 1/8/2021	1,727,000	1,749,946
2012-3 D — 3.03% 7/9/2018	26,860,000	27,019,742
2012-2 D — 3.38% 4/9/2018	9,545,302	9,575,272
California Republic Auto Receivables Trust 2013-2 A2 — 1.23% 3/15/2019	4,843,740	4,847,859
Capital Auto Receivables Asset Trust
2014-2 A3 — 1.26% 5/21/2018	6,522,374	6,520,100
2014-1 A3 — 1.32% 6/20/2018	7,905,091	7,903,654
2015-2 A3 — 1.73% 9/20/2019	35,877,000	36,102,706
2014-3 A4 — 1.83% 4/22/2019	9,382,000	9,416,174
2014-1 B — 2.22% 1/22/2019	8,337,000	8,400,999
2013-4 C — 2.67% 2/20/2019	3,845,000	3,873,815
CarMax Auto Owner Trust 2012-2 B — 1.73% 2/15/2018	11,980,000	11,982,850
Credit Acceptance Auto Loan Trust
2014-1A A — 1.55% 10/15/2021**	5,921,435	5,918,676
2014-2A A — 1.88% 3/15/2022**	22,476,000	22,520,592
2015-1A A — 2.00% 7/15/2022**	2,755,000	2,759,764
2014-1A B — 2.29% 4/15/2022**	12,076,000	12,029,716
2016-2A A — 2.42% 11/15/2023**	9,956,000	10,047,363
2015-1A B — 2.61% 1/17/2023**	3,160,000	3,161,281
2014-2A B — 2.67% 9/15/2022**	11,719,000	11,769,911
2015-2A B — 3.04% 8/15/2023**	27,401,000	27,560,597
2016-2A B — 3.18% 5/15/2024**	22,937,000	23,146,578
2015-2A C — 3.76% 2/15/2024**	550,000	552,724
DT Auto Owner Trust
2016-2A A — 1.73% 8/15/2019**	8,526,965	8,527,520
2015-1A B — 1.88% 4/15/2019**	5,203,000	5,208,979
2015-2A B — 1.88% 5/15/2019**	29,672,000	29,601,571
2015-3A B — 2.46% 11/15/2019**	27,649,000	27,723,019
2016-2A B — 2.92% 5/15/2020**	5,392,000	5,414,548
Exeter Automobile Receivables Trust 2014-2A A — 1.06% 8/15/2018**	575,852	575,532
First Investors Auto Owner Trust
2014-2A A2 — 0.86% 8/15/2018**	17,285	17,283
2015-1A A2 — 1.21% 4/15/2019**	4,704,158	4,700,375
2014-1A A3 — 1.49% 1/15/2020**	5,951,937	5,952,835
2016-1A A2 — 2.26% 4/15/2021**	16,653,000	16,676,346
2015-2A A2 — 2.28% 9/15/2021**	16,556,000	16,700,261
2015-2A B — 2.75% 9/15/2021**	4,443,000	4,499,937
Ford Credit Auto Lease Trust 2014-A B — 1.16% 8/15/2017	11,829,000	11,829,646
Ford Credit Auto Owner Trust
2012-C B — 1.27% 12/15/2017	4,442,000	4,445,511
2013-A C — 1.36% 10/15/2018	5,700,000	5,696,044
Honda Auto Receivables Owner Trust 2015-2 A3 — 1.04% 2/21/2019	36,050,000	36,082,413
Hyundai Auto Lease Securitization Trust 2014-B A4 — 1.26% 9/17/2018**	3,126,000	3,130,560
Porsche Innovative Lease Owner Trust 2014-1 A4 — 1.26% 9/21/2020**	15,253,000	15,270,068
Prestige Auto Receivables Trust
2014-1A A2 — 0.97% 3/15/2018**	106,241	106,232
2013-1A A3 — 1.33% 5/15/2019**	1,121,533	1,121,783
2014-1A A3 — 1.52% 4/15/2020**	18,425,000	18,433,066
2015-1 A3 — 1.53% 2/15/2021**	17,143,000	17,128,907
2016-1A A3 — 1.99% 6/15/2020**	7,917,000	7,953,645

See notes to financial statements.

	Principal Amount	Fair Value
2015-1 B — 2.04% 4/15/2021**	$10,395,000	$10,394,340
Santander Drive Auto Receivables Trust
2015-2 A3 — 1.22% 4/15/2019	53,386,000	53,401,567
2015-1 A3 — 1.27% 2/15/2019	7,761,000	7,757,530
2014-3 B — 1.45% 5/15/2019	821,232	821,657
2015-3 A3 — 1.49% 6/17/2019	22,275,000	22,326,362
2013-5 B — 1.55% 10/15/2018	4,821,501	4,826,497
2016-2 A3 — 1.56% 5/15/2020	12,436,000	12,465,181
2015-4 A3 — 1.58% 9/16/2019	30,414,000	30,519,366
2014-1 B — 1.59% 10/15/2018	6,619,167	6,624,365
2014-2 B — 1.62% 2/15/2019	12,945,078	12,959,588
2014-5 B — 1.76% 9/16/2019	9,233,000	9,256,418
2013-3 C — 1.81% 4/15/2019	28,525,464	28,550,809
2014-4 B — 1.82% 5/15/2019	8,000,000	8,031,335
2015-2 B — 1.83% 1/15/2020	3,322,000	3,330,374
2013-2 C — 1.95% 3/15/2019	2,713,578	2,716,167
2015-5 B — 1.96% 5/15/2020	44,367,000	44,244,383
2015-1 B — 1.97% 11/15/2019	22,904,000	22,971,922
2015-3 B — 2.07% 4/15/2020	26,274,000	26,266,341
2013-4 B — 2.16% 1/15/2020	1,230,735	1,231,092
2014-2 C — 2.33% 11/15/2019	7,874,000	7,907,679
2014-2 D — 2.76% 2/18/2020	5,133,000	5,209,671
2013-4 C — 3.25% 1/15/2020	1,464,000	1,478,728
2012-5 D — 3.30% 9/17/2018	4,680,000	4,728,780
2012-3 D — 3.64% 5/15/2018	36,484,098	37,025,120
2012-2 D — 3.87% 2/15/2018	7,073,130	7,095,031
Westlake Automobile Receivables Trust
2015-1A A2 — 1.17% 3/15/2018**	5,093,031	5,090,664
2015-1A B — 1.68% 11/16/2020**	18,501,000	18,505,203
2014-1A C — 1.70% 11/15/2019**	326,544	326,038
2015-2A B — 1.83% 1/15/2021**	15,900,000	15,863,296
2015-3A B — 2.21% 5/17/2021**	23,804,000	23,826,107
2015-1A C — 2.29% 11/16/2020**	550,000	546,025
2015-2A C — 2.45% 1/15/2021**	550,000	549,815
2015-3A C — 3.05% 5/17/2021**	550,000	552,496
World Omni Automobile Lease Securitization Trust
2015-A A4 — 1.73% 12/15/2020	15,000,000	15,156,875
2015-A B — 1.94% 12/15/2020	12,350,000	12,418,572
		$1,093,121,574
Other — 22.3%
ARI Fleet Lease Trust
2015-A A2 — 1.11% 11/15/2018**	$21,371,307	$21,364,460
2016-A A2 — 1.82% 7/15/2024**	24,574,000	24,736,724
Ascentium Equipment Receivables LLC 2015-2A B — 2.62% 12/10/2019**	4,102,000	4,135,550
Ascentium Equipment Receivables Trust 2016-1A A2 — 1.75% 11/13/2018**	1,143,000	1,145,106
Beacon Container Finance LLC 2012-1A A — 3.72% 9/20/2027**	390,740	382,731
Cabela’s Credit Card Master Note Trust
2012-2A A1 — 1.45% 6/15/2020**	54,446,000	54,536,021
2012-1A A1 — 1.63% 2/18/2020**	14,610,000	14,671,295
2016-1 A1 — 1.78% 6/15/2022	51,561,000	51,547,852
2011-4A A1 — 1.90% 10/15/2019**	31,487,000	31,565,066
Capital One Multi-Asset Execution Trust 2014-A2 A2 — 1.26% 1/15/2020	56,017,000	56,137,991

See notes to financial statements.

	Principal Amount	Fair Value
CCG Receivables Trust
2014-1 A2 — 1.06% 11/15/2021**	$7,092,512	$7,090,594
2015-1 A2 — 1.46% 11/14/2018**	26,342,000	26,344,969
Cerberus Onshore II CLO-2 LLC
2014-1A A — 2.528% 10/15/2023**,@	6,236,311	6,223,745
2014-1A B — 2.975% 10/15/2023**,@	6,612,000	6,605,163
Chesapeake Funding II LLC
2016-2A A1 — 1.88% 6/15/2028**	29,535,000	29,530,502
2016-1A A1 — 2.11% 3/15/2028**	34,501,000	34,706,457
Chesapeake Funding LLC 2014-1A A — 0.885% 3/7/2026**,@	25,289,830	25,203,577
Conn’s Receivables Funding LLC
2016-A A — 4.68% 4/16/2018**	16,566,765	16,640,952
2016-A B — 8.96% 8/15/2018**	28,435,000	28,353,480
Enterprise Fleet Financing LLC
2014-1 A2 — 0.87% 9/20/2019**	11,904,185	11,881,973
2014-2 A2 — 1.05% 3/20/2020**	23,897,480	23,809,822
2013-2 A3 — 1.51% 3/20/2019**	20,000,000	19,987,282
2015-2 A2 — 1.59% 2/22/2021**	54,671,997	54,732,972
Golden Credit Card Trust 2012-2A A1 — 1.77% 1/15/2019**	31,192,000	31,318,094
GreatAmerica Leasing Receivables Funding LLC Series 2015-1 A2 — 1.12% 6/20/2017**	3,920,176	3,923,176
Hertz Fleet Lease Funding LP 2016-1 A2 — 1.96% 4/10/2030**	21,046,000	21,093,006
InSite Issuer LLC — 8.595% 8/15/2020**,††	12,001,000	12,363,310
John Deere Owner Trust 2013-B A4 — 1.39% 12/16/2019	13,312,000	13,333,788
Leaf Receivables Funding 11 LLC 2016-1 A2 — 1.72% 7/15/2018**	17,599,000	17,635,606
MMAF Equipment Finance LLC
2015-AA A2 — 0.96% 9/18/2017**	15,412,054	15,400,752
2013-AA A3 — 1.03% 12/11/2017**	8,614,445	8,610,272
2012-AA A4 — 1.35% 10/10/2018**	1,202,142	1,202,615
2013-AA A4 — 1.68% 5/11/2020**	14,450,000	14,513,417
NRZ Advance Receivables Trust Advance Receivables Backed
2015-T1-AT1 — 2.315% 8/15/2046**	44,316,000	44,302,151
2015-T3 AT3 — 2.54% 11/15/2046**,††	56,112,000	56,130,685
2016-T1 AT1 — 2.751% 6/15/2049**	28,937,000	29,057,667
Ocwen Master Advance Receivables Trust 2015-T2 AT2 — 2.532% 11/15/2046**	21,710,000	21,725,197
Oportun Funding II LLC 2016-B A — 3.69% 7/8/2021**	10,122,000	10,120,941
Panhandle-Plains Student Finance Corporation 2001-1 A2 — 1.947% 12/1/2031@,††	7,800,000	7,751,250
PFS Financing Corporation
2014-AA A — 1.042% 2/15/2019**,@	33,029,000	32,969,174
2014-BA A — 1.042% 10/15/2019**,@	33,006,000	32,810,601
2015-AA A — 1.062% 4/15/2020**,@	29,100,000	28,870,026
2015-AA B — 1.342% 4/15/2020**,@	500,000	491,941
2016-A A — 1.642% 2/18/2020**,@	57,776,000	57,877,345
Progreso Receivables Funding II LLC 2014-A A — 3.50% 7/8/2019**	9,735,000	9,749,300
STORE Master Funding LLC 2012-1A A — 5.77% 8/20/2042**	472,047	497,410
Synchrony Credit Card Master Note Trust
2012-6 A — 1.36% 8/17/2020	57,633,000	57,786,690
2012-3 B — 1.442% 3/15/2020@	15,486,918	15,537,669
Unison Ground Lease Funding LLC
2013-1 B — 5.78% 3/15/2020**,††	10,932,000	10,567,964
2013-2 B — 6.268% 3/15/2020**	3,768,000	3,728,210
— 9.522% 4/15/2020**	19,600,000	21,814,800

See notes to financial statements.

	Principal Amount	Fair Value
Volvo Financial Equipment LLC Series 2013-1A B — 1.24% 8/15/2019**	$1,500,000	$1,499,141
WCP ISSUER LLC 2013-1 B — 6.657% 8/15/2020**,††	15,000,000	15,447,000
Wheels SPV 2 LLC
2014-1A A2 — 0.84% 3/20/2023**	6,218,477	6,217,046
2015-1A A2 — 1.27% 4/22/2024**	15,764,978	15,808,114
		$1,171,488,642
TOTAL ASSET-BACKED SECURITIES (Cost $2,264,579,327)		$2,264,610,216

Corporate Bonds & Notes — 3.6%
Consumer, Cyclical — 1.6%
US Airways 1998-1B Pass Through Trust — 7.35% 7/30/2019	$4,215,249	$4,259,931
US Airways 1998-1C Pass Through Trust — 6.82% 1/30/2019††	4,094,185	1,893,561
US Airways 1999-1C Pass Through Trust — 7.96% 7/20/2019	8,010,451	6,092,749
Algeco Scotsman Global Finance plc — 8.50% 10/15/2018**	60,246,000	48,422,722
Continental Airlines 2000-1 Class B Pass Through Trust — 8.388% 5/1/2022	192,780	194,708
Northwest Airlines 1999-2 Class C Pass Through Trust — 8.304% 9/1/2010††	21,163,608	10,740,531
Northwest Airlines 2000-1 Class G Pass Through Trust — 7.15% 4/1/2021	9,710,511	10,298,968
		$81,903,170
Diversified — 0.5%
Boart Longyear Management Pty, Ltd. — 10.00% 10/1/2018**	$51,802,000	$26,937,040
Energy — 0.9%
Atwood Oceanics, Inc. — 6.50% 2/1/2020	$63,487,000	$46,916,893
Financial — 0.2%
N671US Trust — 7.50% 9/15/2020**,††	$11,804,393	$12,188,036
Industrial — 0.4%
Air 2 US
— 8.027% 10/1/2020**	$4,771,472	$4,977,242
— 10.127% 10/1/2020**,††	39,258,228	13,347,797
		$18,325,039
TOTAL CORPORATE BONDS & NOTES (Cost $240,151,664)		$186,270,178

Corporate Bank Debt — 2.3%
MB FO Term Loan — 4.897% 11/20/2021**	$22,334,563	$22,406,033
MB LO Term Loan — 10.397% 11/20/2021**	12,089,250	12,223,199
OCI Beaumont LLC Term Loan B — 7.75% 8/20/2019**	37,794,358	37,840,845
WireCo WorldGroup, Inc. — 6.00% 2/15/2017**	48,659,036	48,551,500
TOTAL CORPORATE BANK DEBT (Cost $120,308,802)		$121,021,577

Municipals — 0.5%
Wayne County
GO, (TXBL-NTS), — 4.25% 12/1/2018	$8,062,000	$8,062,000

See notes to financial statements.

	Principal Amount	Fair Value
GO, (TXBL), — 5.75% 12/1/2017††	$15,768,000	$15,807,420
TOTAL MUNICIPALS (Cost $23,775,278)		$23,869,420

U.S. Treasuries — 12.7%
U.S. Treasury Notes
— 0.50% 11/30/2016	$67,500,000	$67,545,482
— 0.625% 7/15/2016	69,000,000	69,002,698
— 1.00% 9/30/2016	90,000,000	90,151,173
— 1.00% 10/31/2016	80,000,000	80,171,872
— 1.00% 12/15/2017	70,843,000	71,285,237
— 1.375% 8/31/2020	114,135,000	116,252,741
— 1.375% 10/31/2020	34,456,000	35,082,872
— 1.875% 10/31/2017	49,075,000	49,922,309
— 3.00% 8/31/2016	85,000,000	85,379,346

TOTAL U.S. TREASURIES (Cost $662,408,612)		$664,793,730

TOTAL BONDS & DEBENTURES (Cost $5,333,698,878)		$5,217,468,748

TOTAL INVESTMENT SECURITIES — 99.6% (Cost $5,333,698,878)		$5,217,468,748

Short-Term Investments — 0.4%
State Street Bank Repurchase Agreement — 0.03% 7/1/2016
(Dated 06/30/2016, repurchase price of $22,258,019, collateralized by $21,395,000 principal amount U.S. Treasury Note - 2.125% 2025, fair value $22,705,444)	22,258,000	$22,258,000
TOTAL SHORT-TERM INVESTMENTS (Cost $22,258,000)		$22,258,000

TOTAL INVESTMENTS — 100.0% (Cost $5,355,956,878)		$5,239,726,748
Other Assets and Liabilities, net — 0.0%		881,919
NET ASSETS — 100.0% — NOTE 2		$5,240,608,667

@Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2016.

**Restricted securities. These restricted securities constituted 44.94% of total net assets at June 30, 2016, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Directors.

See notes to financial statements.

††These securities have been valued in good faith under policies adopted by authority of the Board of Director in accordance with the Fund’s fair value procedures. These securities constituted 3.77% of total net assets at June 30, 2016.

@@@Zero coupon bond. Coupon amount represents effective yield to maturity.

@@Step Coupon - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2016.

See notes to financial statements.

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS — RESTRICTED SECURITIES

June 30, 2016

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
A10 Securitization LLC 2016-1 A1	5/19/2016	$10,126,974	$10,123,969	0.19%
A10 Term Asset Financing LLC 2013-2 A	10/30/2013	4,083,584	4,084,931	0.08%
ARI Fleet Lease Trust 2016-A A2	02/17/2016	24,572,210	24,736,724	0.47%
ARI Fleet Lease Trust 2015-A A2	04/15/2015, 07/20/2015, 03/11/2016, 03/18/2016	21,344,896	21,364,460	0.41%
Air 2 US	7/24/2014, 8/22/2014, 2/12/2015	9,396,338	13,347,797	0.25%
Air 2 US	7/1/2014, 10/27/2014	5,080,028	4,977,242	0.10%
Algeco Scotsman Global Finance plc	9/4/2014, 9/9/2014, 9/15/2014, 9/22/2014, 9/26/2014, 9/29/2014, 10/2/2014, 10/14/2014, 10/15/2014, 11/13/2014, 11/19/2014, 11/20/2014, 11/21/2014, 12/1/2014, 12/3/2014, 12/8/2014, 12/10/2014, 4/29/2015, 7/31/2015, 8/12/2015	61,050,310	48,422,722	0.92%
Ascentium Equipment Receivables LLC 2015-2A B	02/18/2016	4,088,133	4,135,550	0.08%
Ascentium Equipment Receivables Trust 2016-1A A2	4/18/2016	1,142,976	1,145,106	0.02%
BCAP LLC Trust 2010-RR8 2A6	12/08/2015	7,087,515	7,079,112	0.14%
Banc of America Large Loan Trust 2009-FDG C	3/31/2015	23,856,448	22,414,539	0.43%
Bayview Opportunity Master Fund IIa Trust PL 2014-20NP A	08/19/2014	94,430	94,746	0.00%
Beacon Container Finance LLC 2012-1A A	09/25/2012, 05/1/2014	397,548	382,731	0.01%
Boart Longyear Management Pty, Ltd.	9/20/2013, 9/24/2014, 10/6/2014, 10/24/2014, 11/13/2014, 11/21/2014, 12/5/2014, 12/10/2014, 2/20/2015, 3/2/2015	52,817,085	26,937,040	0.51%
CCG Receivables Trust 2015-1 A2	9/9/2015	26,340,164	26,344,969	0.50%

See notes to financial statements.

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
CCG Receivables Trust 2014-1 A2	05/6/2014,03/31/15, 04/1/2015, 06/16/2015, 08/12/2015	7,084,555	7,090,594	0.14%
COMM Mortgage Trust 2012-9W57 A	5/7/2015	54,505,367	53,822,402	1.03%
Cabela’s Credit Card Master Note Trust 2012-2A A1	3/11/2015, 4/15/2015, 6/19/2015, 11/17/2015	54,614,638	54,536,021	1.04%
Cabela’s Credit Card Master Note Trust 2011-4A A1	3/11/2015, 3/30/2015	31,787,060	31,565,066	0.60%
Cabela’s Credit Card Master Note Trust 2012-1A A1	03/19/2015, 05/19/2015, 03/04/2016	14,693,344	14,671,295	0.28%
Cerberus Onshore II CLO-2 LLC 2014-1A B	11/20/2014	6,565,130	6,605,163	0.13%
Cerberus Onshore II CLO-2 LLC 2014-1A A	11/20/2014, 02/12/2015	6,236,439	6,223,745	0.12%
Chesapeake Funding II LLC 2016-1A A1	03/24/2016	34,496,073	34,706,457	0.66%
Chesapeake Funding II LLC 2016-2A A1	6/14/2016	29,533,458	29,530,502	0.56%
Chesapeake Funding LLC 2014-1A A	03/04/2014, 10/22/2015	25,269,324	25,203,577	0.48%
Citigroup Mortgage Loan Trust, Inc. 2014-A A	02/24/2014, 07/28/2015	17,246,245	17,254,183	0.33%
Conn’s Receivables Funding LLC 2016-A B	03/11/2016	28,433,327	28,353,480	0.54%
Conn’s Receivables Funding LLC 2016-A A	03/11/2016	16,566,574	16,640,952	0.32%
Credit Acceptance Auto Loan Trust 2015-2A B	8/12/2015	27,414,484	27,560,597	0.53%
Credit Acceptance Auto Loan Trust 2016-2A B	5/4/2016	22,931,200	23,146,578	0.44%
Credit Acceptance Auto Loan Trust 2014-2A A	3/2/2015, 7/29/2015, 8/6/2015	22,492,467	22,520,592	0.43%
Credit Acceptance Auto Loan Trust 2014-1A B	6/16/2015	12,063,449	12,029,716	0.23%
Credit Acceptance Auto Loan Trust 2014-2A B	9/18/2014, 7/30/2015	11,733,058	11,769,911	0.22%
Credit Acceptance Auto Loan Trust 2016-2A A	5/4/2016, 6/22/2016	9,966,210	10,047,363	0.19%
Credit Acceptance Auto Loan Trust 2014-1A A	8/6/2015, 8/12/2015, 10/23/2015	5,905,034	5,918,676	0.11%
Credit Acceptance Auto Loan Trust 2015-1A B	7/31/2015	3,161,316	3,161,281	0.06%
Credit Acceptance Auto Loan Trust 2015-1A A	10/23/2015	2,761,908	2,759,764	0.05%
Credit Acceptance Auto Loan Trust 2015-2A C	8/12/2015	549,994	552,724	0.01%
Credit Suisse Mortgage Trust Series 2010-9R 1A4	02/10/2016	21,688,380	21,510,430	0.41%
DT Auto Owner Trust 2015-2A B	6/10/2015	29,669,879	29,601,571	0.56%
DT Auto Owner Trust 2015-3A B	10/07/2015	27,645,486	27,723,019	0.53%
DT Auto Owner Trust 2016-2A A	4/6/2016	8,526,702	8,527,520	0.16%
DT Auto Owner Trust 2016-2A B	4/6/2016	5,391,892	5,414,548	0.10%
DT Auto Owner Trust 2015-1A B	5/13/2015, 7/22/2015	5,217,790	5,208,979	0.10%

See notes to financial statements.

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
Enterprise Fleet Financing LLC 2015-2 A2	7/22/2015	54,668,212	54,732,972	1.04%
Enterprise Fleet Financing LLC 2014-2 A2	08/26/2014, 03/25/2015, 04/28/2015, 05/28/2015, 02/17/2016	23,889,622	23,809,822	0.45%
Enterprise Fleet Financing LLC 2013-2 A3	8/4/2015	19,979,906	19,987,282	0.38%
Enterprise Fleet Financing LLC 2014-1 A2	05/07/2015	11,896,585	11,881,973	0.23%
Exeter Automobile Receivables Trust 2014-2A A	05/20/2014	575,839	575,532	0.01%
First Investors Auto Owner Trust 2015-2A A2	8/18/2015	16,583,760	16,700,261	0.32%
First Investors Auto Owner Trust 2016-1A A2	02/10/2016	16,653,000	16,676,346	0.32%
First Investors Auto Owner Trust 2014-1A A3	04/03/2014	5,951,157	5,952,835	0.11%
First Investors Auto Owner Trust 2015-1A A2	04/16/2015	4,704,080	4,700,375	0.09%
First Investors Auto Owner Trust 2015-2A B	8/18/2015	4,442,619	4,499,937	0.09%
First Investors Auto Owner Trust 2014-2A A2	08/06/2014	17,284	17,283	0.00%
Golden Credit Card Trust 2012-2A A1	4/23/2015, 5/4/2015	31,447,528	31,318,094	0.60%
GreatAmerica Leasing Receivables Funding LLC Series 2015-1 A2	02/26/2016	3,917,434	3,923,176	0.07%
Hertz Fleet Lease Funding LP 2016-1 A2	4/13/2016	21,045,622	21,093,006	0.40%
Hyundai Auto Lease Securitization Trust 2014-B A4	4/20/2015	3,133,752	3,130,560	0.06%
InSite Issuer LLC	8/19/2013, 2/12/2015, 10/20/2015	12,025,854	12,363,310	0.24%
JP Morgan Chase Commercial Mortgage Securities Trust 2013-WT A	11/16/2015, 11/18/2015	17,866,463	17,765,448	0.34%
Leaf Receivables Funding 11 LLC 2016-1 A2	5/18/2016	17,597,722	17,635,606	0.34%
MB FO Term Loan		21,684,104	22,406,033	0.43%
MB LO Term Loan		11,958,752	12,223,199	0.23%
MMAF Equipment Finance LLC 2015-AA A2	05/05/2015	15,411,370	15,400,752	0.29%
MMAF Equipment Finance LLC 2013-AA A4	6/15/2016	14,541,863	14,513,417	0.28%
MMAF Equipment Finance LLC 2013-AA A3	03/26/2015, 05/01/2015, 06/05/2015	8,619,756	8,610,272	0.16%
MMAF Equipment Finance LLC 2012-AA A4	06/05/2015	1,203,884	1,202,615	0.02%
N671US Trust	08/16/2012	11,804,393	12,188,036	0.23%
NRZ Advance Receivables Trust Advance Receivables Backed 2015-T3 AT3	11/20/2015	56,112,000	56,130,685	1.07%
NRZ Advance Receivables Trust Advance Receivables Backed 2015-T1-AT1	8/25/2015	44,316,000	44,302,151	0.85%
NRZ Advance Receivables Trust Advance Receivables Backed 2016-T1 AT1	6/23/2016	28,937,000	29,057,667	0.55%

See notes to financial statements.

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
Nationstar HECM Loan Trust 2016-1A A	02/25/2016	8,151,322	8,161,918	0.16%
Nationstar HECM Loan Trust 2015-2A A	11/19/2015	4,670,020	4,670,020	0.09%
Nomura Resecuritization Trust 2016-1R 3A1	5/5/2016	7,753,407	7,801,091	0.15%
OCI Beaumont LLC Term Loan B	03/26/2014, 04/02/2014, 04/09/2014, 06/16/2015, 06/30/2015, 08/18/2015, 08/21/2015, 08/27/2015, 08/28/2015, 09/30/2015	38,087,213	37,840,845	0.72%
Ocwen Master Advance Receivables Trust 2015-T2 AT2	11/06/2015	21,710,000	21,725,197	0.41%
Oportun Funding II LLC 2016-B A	6/22/2016	10,120,941	10,120,941	0.19%
Ores NPL LLC 2014-LV3 B	3/21/2014, 2/12/2015	49,868,426	49,959,006	0.95%
PFS Financing Corporation 2016-A A	02/09/2016	57,783,665	57,877,345	1.10%
PFS Financing Corporation 2014-AA A	2/4/2014, 4/24/2015, 7/28/2015, 10/27/2015	33,013,507	32,969,174	0.63%
PFS Financing Corporation 2014-BA A	2/18/2015, 6/15/2015, 10/23/2015, 11/17/2015	32,875,211	32,810,601	0.63%
PFS Financing Corporation 2015-AA A	4/8/2015, 7/30/2015	29,096,663	28,870,026	0.55%
PFS Financing Corporation 2015-AA B	4/8/2015	500,000	491,941	0.01%
Porsche Innovative Lease Owner Trust 2014-1 A4	3/2/2015	15,256,202	15,270,068	0.29%
Prestige Auto Receivables Trust 2014-1A A3	3/18/2014, 11/05/2015	18,423,275	18,433,066	0.35%
Prestige Auto Receivables Trust 2015-1 A3	3/18/2015, 5/29/2015	17,143,317	17,128,907	0.33%
Prestige Auto Receivables Trust 2015-1 B	3/18/2015	10,394,477	10,394,340	0.20%
Prestige Auto Receivables Trust 2016-1A A3	03/16/2016	7,917,000	7,953,645	0.15%
Prestige Auto Receivables Trust 2013-1A A3	09/12/2014	1,124,334	1,121,783	0.02%
Prestige Auto Receivables Trust 2014-1A A2	03/18/2014	106,234	106,232	0.00%
Progreso Receivables Funding II LLC 2014-A A	6/18/2014, 2/12/2015	9,735,065	9,749,300	0.19%
RMAT LLC 2015-PR1 A1	06/23/2015	27,647,800	27,087,639	0.52%
Rialto Capital Management LLC 2014-LT5 B	11/20/2014	7,427,977	7,263,760	0.14%
Rialto Real Estate Fund LP 2015-LT7 B	6/15/2015	17,716,000	17,361,680	0.33%
Rialto Real Estate Fund LP 2014-LT6 B	9/17/2014, 2/12/2015	10,041,240	10,038,531	0.19%
RiverView HECM Trust 2007-1 A	01/9/2013, 02/12/2015	27,141,292	25,191,898	0.48%
STORE Master Funding LLC 2012-1A A	08/31/2012	470,732	497,410	0.01%
Stanwich Mortgage Loan Trust Series 2011-1 A	05/10/2011, 09/22/2011	939,747	938,544	0.02%

See notes to financial statements.

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
Stanwich Mortgage Loan Trust Series 2010-2 A	05/21/2010, 09/22/2011	915,149	872,940	0.02%
Stanwich Mortgage Loan Trust Series 2011-2 A	06/10/2011, 09/22/2011	665,466	661,469	0.01%
Stanwich Mortgage Loan Trust Series 2010-3 A	06/02/2010, 09/22/2011	562,830	580,116	0.01%
Stanwich Mortgage Loan Trust Series 2010-4 A	08/04/2010, 09/22/2011	518,266	559,226	0.01%
Stanwich Mortgage Loan Trust Series 2010-1 A	04/22/2010, 09/22/2011	154,611	149,015	0.00%
Stanwich Mortgage Loan Trust Series 2009-2 A	09/22/2011, 07/01/2013	59,203	59,288	0.00%
Sunset Mortgage Loan Co. LLC 2015-NPL1 A	10/02/2015	25,449,458	25,523,267	0.49%
Sunset Mortgage Loan Co. LLC 2014-NPL2 A	11/25/2014	18,710,834	18,599,877	0.36%
Sunset Mortgage Loan Co. LLC 2014-NPL1 A	08/21/2014, 02/12/2015	8,416,878	8,412,560	0.16%
Towd Point Mortgage Trust 2015-2 1A1	05/28/2015	47,590,519	47,635,105	0.91%
Towd Point Mortgage Trust 2015-2 2A1	06/10/2015	40,679,173	40,772,482	0.78%
Towd Point Mortgage Trust 2015-1 AES	11/04/2015, 12/09/2015	35,745,196	36,057,965	0.69%
Towd Point Mortgage Trust 2015-4 A1	09/25/2015	30,538,487	30,699,961	0.59%
Truman Capital Mortgage Loan Trust 2014-NPL3 A1	09/09/2014, 02/12/2015	11,770	11,784	0.00%
Unison Ground Lease Funding LLC	12/13/2012, 2/12/2015	22,896,925	21,814,800	0.42%
Unison Ground Lease Funding LLC 2013-1 B	3/12/2013, 7/16/2013, 2/12/2015	10,826,490	10,567,964	0.20%
Unison Ground Lease Funding LLC 2013-2 B	3/12/2013, 2/12/2015	3,767,005	3,728,210	0.07%
VFC LLC 2014-2 B	7/9/2014	5,600,625	5,608,390	0.11%
VOLT XL LLC 2015-NP14 A1	12/08/2015	34,050,814	34,077,751	0.65%
VOLT XXV LLC 2015-NPL8 A1	06/17/2015	31,526,660	31,424,518	0.60%
VOLT XXVII LLC 2014-NPL7 A1	10/24/2014	35,118,280	34,932,766	0.67%
VOLT XXXI LLC 2015-NPL2 A1	01/20/2016	1,891,129	1,911,689	0.04%
VOLT XXXIII LLC 2015-NPL5 A1	3/13/2015, 01/13/2016	45,772,830	45,486,445	0.87%
VOLT XXXIV LLC 2015-NPL7 A1	04/24/2015	27,836,392	27,650,942	0.53%
VOLT XXXIX LLC 2015-NP13 A1	10/22/2015	427,565	427,957	0.01%
VOLT XXXV LLC 2015-NPL9 A1	06/26/2015	25,135,028	24,967,740	0.48%
VOLT XXXVI LLC 2015-NP10 A1	07/10/2015	20,844,791	20,732,634	0.40%
VOLT XXXVIII LLC 2015-NP12 A1	09/11/2015	24,459,223	24,380,241	0.47%
Volvo Financial Equipment LLC Series 2013-1A B	6/11/2015	1,495,178	1,499,141	0.03%
WCP ISSUER LLC 2013-1 B	8/1/2013, 2/12/2015	15,000,000	15,447,000	0.29%
Westlake Automobile Receivables Trust 2015-3A B	10/09/2015	23,800,766	23,826,107	0.45%
Westlake Automobile Receivables Trust 2015-1A B	3/4/2015, 5/29/2015	18,511,533	18,505,203	0.35%
Westlake Automobile Receivables Trust 2015-2A B	6/18/2015	15,898,618	15,863,296	0.30%

See notes to financial statements.

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
Westlake Automobile Receivables Trust 2015-1A A2	03/04/2015, 04/27/2015	5,093,806	5,090,664	0.10%
Westlake Automobile Receivables Trust 2015-3A C	10/09/2015	549,923	552,496	0.01%
Westlake Automobile Receivables Trust 2015-2A C	6/18/2015	549,977	549,815	0.01%
Westlake Automobile Receivables Trust 2015-1A C	3/4/2015	549,924	546,025	0.01%
Westlake Automobile Receivables Trust 2014-1A C	5/20/2014	326,514	326,038	0.01%
Wheels SPV 2 LLC 2015-1A A2	6/2/2015, 6/10/2015	15,763,311	15,808,114	0.30%
Wheels SPV 2 LLC 2014-1A A2	05/13/2014, 02/18/2015, 03/27/2015, 05/18/2015	6,215,905	6,217,046	0.12%
WireCo WorldGroup, Inc.	08/17/2015, 08/19/2015, 08/25/2015, 09/15/2015, 09/24/2015, 09/30/2015, 10/13/2015, 10/21/2015, 11/02/2015, 11/17/2015, 11/18/2015, 02/09/2016, 02/18/2016, 02/23/2016	48,578,733	48,551,500	0.93%
TOTAL RESTRICTED SECURITIES		$2,394,235,835	$2,354,971,444	44.94%

See notes to financial statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  If there have been no sales that day, equity securities are generally valued at the last available bid price.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers.  Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility).  Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets.  These assumptions consider inputs such as proprietary pricing models, cash flows, prepayments, defaults, and collateral.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities.  The following table presents the valuation levels of the Fund’s investments as of June 30, 2016:

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS

June 30, 2016

(Unaudited)

Investments	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities
Agency	$—	$13,873,046	$—	$13,873,046
Agency Stripped	—	624,448,621	—	624,448,621
Non-Agency	—	262,154,783	24,625,440	286,780,223
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	—	200,567,645	—	200,567,645
Agency Pool Adjustable Rate	—	1,940,845	—	1,940,845
Agency Pool Fixed Rate	—	208,231,860	—	208,231,860
Agency Stripped	—	41,103,194	—	41,103,194
Non-Agency Collateralized Mortgage Obligation	—	563,305,657	16,652,536	579,958,193
Asset-Backed Securities
Auto	—	1,093,121,574	—	1,093,121,574
Other	—	1,069,228,433	102,260,209	1,171,488,642
Corporate Bonds & Notes	—	148,100,253	38,169,925	186,270,178
Corporate Bank Debt	—	121,021,577	—	121,021,577
Municipals	—	8,062,000	15,807,420	23,869,420
U.S. Treasuries	—	664,793,730	—	664,793,730
Short-Term Investment	—	22,258,000	—	22,258,000
	$—	$5,042,211,218	$197,515,530	$5,239,726,748

See notes to financial statements.

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2016:

Investment	Beginning Value at September 30, 2015	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Gross Transfers In(Out)	Ending Value at June 30, 2016	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at June 30, 2016
Commercial Mortgage-Backed Securities Agency Stripped	$28,480,709	$(1,957,078)	—	—	$(26,523,631)	—	—
Commercial Mortgage-Backed Securities Non-Agency	25,090,940	(465,500)	—	—	—	$24,625,440	$(464,278)
Residential Mortgage-Backed Securities Non-Agency Collateralized Mortgage Obligation	35,447,869	286,910	$17,711,983	$(11,096,893)	(25,697,333)	16,652,536	8,058
Other Asset-Backed Securities	45,977,997	(779,297)	56,216,573	(17,359,708)	18,204,644	102,260,209	(814,468)
Corporate Bonds & Notes	79,511,206	963,494	1,137,562	(14,934,982)	(28,507,355)	38,169,925	(445,585)
Municipals	74,909,012	185,929	19,142,730	(70,679,000)	(7,751,251)	15,807,420	105,320
	$289,417,733	$(1,765,542)	$94,208,848	$(114,070,583)	$(70,274,926)	$197,515,530	$(1,610,953)

*      Net realized and unrealized gains (losses) are included in the related amounts in the statement of operations.

Level 3 Valuation Process:  Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Fund’s Board of Directors. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any.  However, there are generally no observable trade activities in these securities.  The Adviser reports to the Board of Directors at their regularly scheduled quarterly meetings, or more often if warranted.  The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used.  When appropriate, the Adviser will recommend changes to the procedures and process employed.  The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period.  There were no transfers between Level 1 and 2.  There were transfers of $70,274,926 out of Level 3 into Level 2 during the period ended June 30, 2016.  The transfers out are a result of our pricing vendor commencing coverage and pricing of the securities during the period and a change in observable inputs.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of June 30, 2016:

Financial Assets	Fair Value at June 30, 2016	Valuation Technique(s)	Unobservable Inputs	Price/Range

Commercial Mortgage-Backed Non-Agency	$24,625,440	Third-Party Broker Quote*	Quotes/Prices	$98.00

Residentail Mortgage-Backed Non-Agency CMO	$3,820,598	Pricing Model**	Prices	$41.94 - $69.92 ($50.77)
			Discount	0%-18.9% (0.3%)
	$12,831,938	Third-Party Broker Quote*	Quotes/Prices	$100.03- $100.42

Asset-Backed Securities- Other	$102,260,209	Third-Party Broker Quote*	Quotes/Prices	$96.67- $103.19

Corporate Bonds and Notes	$38,169,925	Third-Party Broker Quote*	Quotes/Prices	$34.00 - $103.00

Municipals	$15,807,420	Third-Party Broker Quote*	Quotes/Prices	$100.25

*The Third-Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.

** The Pricing Model technique for Level 3 securities involves preparing a proprietary broker price opinion (BPO) model using valuation information provided by the loan servicer based on local market resources and sales trends published by the National Association of Realtors, and a broker, and then applying an appropriate discount to that valuation. The discount reflects market conditions such as lack of liquidity of the investment, the costs associated with foreclosure and liquidation, the historical performance of the loan pool and the characteristics of the remaining loans including whether or not the loans are performing.

NOTE 2 — Federal Income Tax

The cost of investment securities held at June 30, 2016 (excluding short-term investments), was $5,333,703,587 for federal income tax purposes.  Net Unrealized depreciation consists of:

Gross unrealized appreciation:	$43,709,089
Gross unrealized depreciation:	(159,943,928)
Net unrealized depreciation:	$(116,234,839)

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA NEW INCOME, INC.

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date: August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date: August 29, 2016

By:	/s/ E. Lake Setzler III
E. Lake Setzler III,
Treasurer (Principal Financial Officer)

Date: August 29, 2016